Equity and Cash Incentive Program - Other Information Regarding Exercise of SARs and Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value	$ 1,239	$ 1,564	$ 1,356
Aggregate intrinsic value	$ 2,787	$ 799	1,874
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from exercise of stock options			100
Aggregate intrinsic value			$ 117